Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the June 30, consolidated balance sheet date
11. Events subsequent to the June 30, 2025, consolidated balance sheet date
On July 4, 2025, the United States enacted tax reform legislation and on July 7, 2025, the Company entered into a lease agreement that has not yet commenced. For additional information see Note 10.